Condensed Consolidated Statement of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (26,773)	$ (22,681)	$ (45,798)	$ (41,859)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	493	476	1,077	722
Stock-based compensation	1,049	2,783	3,641	794
Change in fair value of redeemable convertible preferred stock warrant liabilities	54	(80)	153	642
Change in Fair Value of Convertible Notes	839
Noncash interest	55
Amortization of debt discount	446		208
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(3,542)	(125)	1,447	(960)
Other assets	0	(187)	(187)	325
Accounts payable	1,070	607	1,498	1,424
Accrued liabilities	365	(113)	(1,222)	2,425
Net cash used in operating activities	(25,944)	(19,320)	(39,183)	(36,487)
Cash flows from investing activities:
Purchases of property and equipment	(116)	(818)	(1,782)	(1,523)
Net cash used in investing activities	(116)	(818)	(1,782)	(1,523)
Cash flows from financing activities:
Proceeds from initial public offering, net of issuance costs	71,997
Proceeds from Convertible Debt	7,500
Proceeds from exercise of redeemable convertible preferred stock warrants	197	18	479
Proceeds from issuance of common stock upon exercise of stock options	219	8	879	21
Proceeds from issuance of debt			9,701
Proceeds from Paycheck Protection Program loan			1,100
Repayment of Paycheck Protection Program loan			(1,100)
Net cash provided by financing activities	79,913	26	11,059	21
Net increase (decrease) in cash	53,853	(20,112)	(29,906)	(37,989)
Cash — Beginning of period	7,095	37,001	37,001	74,990
Cash — End of period	60,948	16,889	7,095	37,001
Supplemental disclosures of cash flow information:
Recognition of fair value of warrants issued in connection with issuance of debt			1,498
Accretion to redemption value on redeemable convertible preferred stock	129	256
Conversion of redeemable convertible preferred stock upon initial public offering	127,168
Issuance of common stock upon exchange / exercise of redeemable convertible preferred stock warrants upon initial public offering	2,677		395
Conversion of convertible notes into common stock upon initial public offering	8,393
Purchase of property and equipment included in accounts payable and accrued liabilities	$ 84	$ 145	$ 369	$ 114